Nature of Operations	12 Months Ended
Dec. 31, 2020
Nature of Operations
Nature of Operations

1.Nature of Operations

Perpetua Resources Corp. (the “Corporation” or “Perpetua Resources”, formerly Midas Gold Corp.) was incorporated on February 22, 2011 under the Business Corporations Act of British Columbia. The Corporation was organized to hold shares in wholly owned subsidiaries that locate, acquire, develop and restore mineral properties located principally in the Stibnite – Yellow Pine mining district in Valley County, Idaho, USA. The Corporation’s principal asset is 100% ownership in subsidiaries that control the Stibnite Gold Project (“Stibnite Gold Project” or the “Project”). The Corporation currently operates in one segment, mineral exploration in the United States. The registered office of the Perpetua Resources is 400-725 Granville St, Vancouver, BC, V7Y 1G5, Canada and the corporate office is located at 201-405 S 8th St, Boise ID 83702, USA.